Earnings (Loss) Per Share (Details)	1 Months Ended
Nov. 30, 2022 shares
Class A Ordinary Shares [Member] | Urban Hotel Group [Member]
Earnings (Loss) Per Share [Line Items]
Repurchase consideration shares	870,908